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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [    ]; Amendment Number:_______

This Amendment (Check only one.):  [    ] is a restatement.
                                   [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham van der Leeuw
Title:   Chief Operating Officer, Chief Compliance Officer and General Counsel
Phone:   (952) 942-3206

Signature, Place, and Date of Signing:

 /s/ Graham van der Leeuw  Minnetonka, Minnesota     August 9, 2010
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  50
Form 13F Information Table Value Total:  $284,720
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                              VOTING AUTHORITY
                                                           VALUE         INVESTMENT  OTHER
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x1000) SHARES DISCRETION  MGR     SOLE  SHARED  NONE
BLDRS INDEX FDS TR            EMER MK 50 ADR    09348R300   4106  105142   SOLE      N/A       748        104394
ISHARES COMEX GOLD TR         ISHARES           464285105   2505  205832   SOLE      N/A    132490         73342
ISHARES INC                   MSCI PAC J IDX    464286665  12324  344828   SOLE      N/A    137865        206963
ISHARES SILVER TRUST          ISHARES           46428Q109   2501  137315   SOLE      N/A     88252         49063
ISHARES TR                    BARCLYS MBS BD    464288588  12250  111948   SOLE      N/A     34955         76993
ISHARES TR                    REAL EST 50 IN    464288521   2221   77752   SOLE      N/A     51877         25875
ISHARES TR                    RESIDENT PLS CAP  464288562   2222   66487   SOLE      N/A     44398         22089
ISHARES TR                    HIGH YLD CORP     464288513   2243   26422   SOLE      N/A     17648          8774
ISHARES TR                    US PFD STK IDX    464288687   2306   62230   SOLE      N/A     41584         20646
ISHARES TR                    S&P GTFIDX ETF    464288174   2260   60766   SOLE      N/A     40844         19922
ISHARES TR INDEX              BARCLYS 20+ YR    464287432   2366   23257   SOLE      N/A     15507          7750
ISHARES TR INDEX              DJ US TELECOM     464287713   9147  490184   SOLE      N/A    202092        288092
ISHARES TR INDEX              BARCLYS 7-10 YR   464287440  12299  128557   SOLE      N/A     39979         88578
ISHARES TR INDEX              S&P MC 400 GRW    464287606  43388  564363   SOLE      N/A    218399        345964
ISHARES TR INDEX              S&P MIDCAP 400    464287507   2301   32348   SOLE      N/A     21745         10603
ISHARES TR INDEX              BARCLYS TIPS BD   464287176  14497  135599   SOLE      N/A     49563         86036
ISHARES TR INDEX              MSCI EMERG MKT    464287234  12396  332160   SOLE      N/A    134421        197739
ISHARES TR INDEX              IBOXX INV CPBD    464287242  14596  134579   SOLE      N/A     49507         85072
ISHARES TR INDEX              S&P NA SEMICND    464287523   9071  207533   SOLE      N/A     85617        121916
ISHARES TR INDEX              S&P LTN AM 40     464287390  12398  299319   SOLE      N/A    120887        178432
ISHARES TR INDEX              DJ US INDUSTRL    464287754   8755  170531   SOLE      N/A     66487        104044
ISHARES TR INDEX              S&P 500 INDEX     464287200    295    2855   SOLE      N/A                    2855
ISHARES TR INDEX              S&P SMLCAP 600    464287804   2226   41118   SOLE      N/A     27446         13672
ISHARES TR INDEX              S&P SMLCP GROW    464287887    461    8099   SOLE      N/A      6504          1595
ISHARES TR INDEX              TRANSP AVE IDX    464287192   9039  124918   SOLE      N/A     51093         73825
ISHARES TR INDEX              CONS SRVC IDX     464287580    581   10830   SOLE      N/A      7133          3697
ISHARES TR INDEX              COHEN&ST RLTY     464287564  10908  198645   SOLE      N/A     89079        109566
PIMCO ETF TR                  1-5 US TIP IDX    72201R205    339    6539   SOLE      N/A                    6539
POWERSHARES ETF TRUST         DYN SFTWR PORT    73935X773   3019  150558   SOLE      N/A      1166        149392
POWERSHARES GLOBAL ETF TRUST  SOVEREIGN DEBT    73936T573    671   25693   SOLE      N/A                   25693
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT      73936T565    669   49293   SOLE      N/A                   49293
POWERSHARES GLOBAL ETF TRUST  HI YLD USD BD     73936T557    661   38070   SOLE      N/A                   38070
POWERSHS DB MULTI SECT COMM   DB GOLD FUND      73936B606    685   15459   SOLE      N/A                   15459
POWERSHS DB MULTI SECT COMM   DB SILVER FUND    73936B309    682   20680   SOLE      N/A                   20680
POWERSHS DB MULTI SECT COMM   DB PREC MTLS      73936B200   3092   73174   SOLE      N/A     37669         35505
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL    73936D107   2951  117775   SOLE      N/A     60916         56859
VANGUARD INDEX FDS            REIT ETF          922908553   4602   98981   SOLE      N/A       557         98424
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937827   6570   81094   SOLE      N/A       444         80650
VANGUARD BD INDEX FD INC      TOTAL BND MRKT    921937835   6943   85314   SOLE      N/A       442         84872
VANGUARD BD INDEX FD INC      INTERMED TERM     921937819   7648   91368   SOLE      N/A       435         90933
VANGUARD INDEX FDS            MCAP GR IDXVIP    922908538  15377  327791   SOLE      N/A      2396        325395
VANGUARD INDEX FDS            MCAP VL IDXVIP    922908512    661   15097   SOLE      N/A                   15097
VANGUARD INDEX FDS            SML CP GRW ETF    922908595    745   12658   SOLE      N/A                   12685
VANGUARD INDEX FDS            MID CAP ETF       922908629    645   10987   SOLE      N/A                   10987
VANGUARD INTL EQUITY INDEX F  EMR MKT ETF       922042858   4861  127958   SOLE      N/A       794        127164
VANGUARD INTL EQUITY INDEX F  PACIFIC ETF       922042866   4258   89527   SOLE      N/A       632         88895
VANGUARD WORLD FD             EXTENDED DUR      921910709    695    7383   SOLE      N/A                    7383
VANGUARD WORLD FDS            INDUSTRIAL ETF    92204A603   3111   61150   SOLE      N/A       443         60707
VANGUARD WORLD FDS            CONSUM DIS ETF    92204A108   3196   68810   SOLE      N/A       514         68296
VANGUARD WORLD FDS            INF TECH ETF      92204A702   2977   60180   SOLE      N/A       453         59727


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